RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Apr. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 8 – RELATED PARTY BALANCES AND TRANSACTIONS

Nature of relationships with related parties:

Name	Relationship with the Company
Gaga Gvenetadze	Former Director of the Company
Irakli Gunia	Former independent director of the Company (resigned in 2025)
Ka Miew Hon	Chief Executive Officer of the Company
Wong Sze Chung	Employee of the Company

As of April 30, 2026 and October 31, 2025, the balances of amount due to related parties were as follows:

Name of Related Party	Nature	As of April 30, 2026	As of October 31, 2025
		(Unaudited)	(Audited)

Ka Miew Hon	Payment on behalf of the Company	$10,577	$10,577
Wong Sze Chung	Payment on behalf of the Company	$43,746	$37,154
Total		$54,323	$47,731

As of April 30, 2026, the Company owed $54,323 to the Company’s certain related parties,  for the Company’s working capital purposes. The amount is unsecured, non-interest bearing. The related parties have agreed not to demand repayment of these balances when the Company does not have sufficient liquidity to meet its obligations as they become due.